As filed with the SEC on November 27, 2006.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2006 – September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA INCOME SHARES, INC.

Semi-Annual Report

September 30, 2006

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.4%)
U.S. Treasury Bond 5.38%, due 02/15/2031	$1,600	$1,728
U.S. Treasury Note 4.50%, due 02/15/2036	1,708	1,637
Total U.S. Government Obligations (cost: $3,299)		3,365
CORPORATE DEBT SECURITIES (94.1%)
Aerospace (1.9%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,000	2,642
Agriculture (1.1%)
Michael Foods, Inc. 8.00%, due 11/15/2013†	1,500	1,530
Air Transportation (0.9%)
FedEx Corp. 9.65%, due 06/15/2012	1,000	1,204
Amusement & Recreation Services (1.4%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	1,000	985
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,000	990
Automotive (1.5%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031	1,337	1,589
General Motors Corp. 7.13%, due 07/15/2013†	500	439
Automotive Service Stations (0.3%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	400	405

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Beverages (0.5%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	$660	$761
Business Credit Institutions (3.4%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	4,410	4,732
Business Services (1.8%)
Cardtronics, Inc. - 144A 9.50%, due 08/15/2013†	800	820
Hertz Corp. - 144A 10.50%, due 01/01/2016†	1,250	1,375
iPayment, Inc., Senior Subordinated Note - 144A 9.75%, due 05/15/2014	350	357
Chemicals & Allied Products (3.8%)
Cytec Industries, Inc. 6.00%, due 10/01/2015	700	691
ICI Wilmington, Inc. 4.38%, due 12/01/2008	3,400	3,323
IMC Global, Inc. 10.88%, due 06/01/2008	475	506
Ineos Group Holdings PLC - 144A 8.50%, due 02/15/2016	500	476
Reichhold Industries, Inc., Senior Note - 144A 9.00%, due 08/15/2014	300	296

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Commercial Banks (11.0%)
ACE Cash Express, Inc., Senior Note - 144A 10.25%, due 10/01/2014	$70	$71
Bank of America Corp. 7.80%, due 02/15/2010	2,250	2,429
Barclays Bank PLC 6.28%, due 12/15/2034(a)(b)	1,500	1,430
HBOS PLC - 144A 5.92%, due 10/01/2015(a)(b)	1,400	1,354
HSBC Capital Funding LP - 144A 10.18%, due 06/30/2030(a)(b)	1,500	2,205
HSBK Europe BV - 144A 7.75%, due 05/13/2013	500	509
Popular North America, Inc. 5.20%, due 12/12/2007	1,000	992
Shinsei Finance Cayman, Ltd. - 144A 6.42%, due 07/20/2016(a)(b)	1,000	993
Wachovia Capital Trust III 5.80%, due 03/15/2011(a)(b)	1,396	1,400
Wells Fargo & Co. 4.20%, due 01/15/2010	2,000	1,943
ZFS Finance USA Trust I - 144A 6.45%, due 12/15/2065(b)	2,000	1,978

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Communication (7.5%)
Comcast Corp. 7.05%, due 03/15/2033	$2,050	$2,195
Echostar DBS Corp. - 144A 7.13%, due 02/01/2016	1,250	1,208
Intelsat Subsidiary Holding Co., Ltd. 8.25%, due 01/15/2013†	800	810
Kabel Deutschland Gmb H-144A 10.63%, due 07/01/2014	1,000	1,073
News America Holdings 9.25%, due 02/01/2013	3,985	4,711
XM Satellite Radio, Inc. 9.75%, due 05/01/2014†	450	430
Department Stores (1.5%)
Bon Ton Department. Stores (The), Inc., Senior Note 10.25%, due 03/15/2014†	800	778
Neiman-Marcus Group, Inc. 9.00%, due 10/15/2015	1,275	1,355
Electric Services (5.5%)
AES Gener SA 7.50%, due 03/25/2014†	1,500	1,558
Dominion Resources, Inc. 5.69%, due 05/15/2008	1,900	1,908
PSEG Funding Trust 5.38%, due 11/16/2007	4,250	4,243
Electronic Components & Accessories (0.6%)
Sensata Technologies BV, Senior Note - 144A 8.00%, due 05/01/2014	850	827

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Finance (0.2%)
American Real Estate Partners, LP/American Real Estate Finance Corp. 7.13%, due 02/15/2013	$350	$348
Food & Kindred Products (1.5%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,375	1,777
Nutro Products, Inc. - 144A 10.75%, due 04/15/2014	290	310
Food Stores (0.9%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	1,200	1,206
Gas Production & Distribution (3.6%)
El Paso Corp. 7.63%, due 09/01/2008	1,000	1,024
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	1,500	1,711
Markwest Energy Part/Finance - 144A 8.50%, due 07/15/2016	275	277
Northwest Pipeline 9.00%, due 08/01/2022	175	180
Southern Union Co., Senior Note 6.15%, due 08/16/2008	1,800	1,812
Holding & Other Investment Offices (4.2%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066(b)	2,000	2,145
Hospitality Properties Trust REIT 6.30%, due 06/15/2016	1,968	2,011
Hutchison Whampoa International, Ltd. - 144A 7.45%, due 11/24/2033	1,500	1,700

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Hotels & Other Lodging Places (5.0%)
Host Marriott, LP REIT 7.13%, due 11/01/2013	$1,500	$1,519
Intrawest Corp. 7.50%, due 10/15/2013	1,100	1,181
Park Place Entertainment Corp. 7.00%, due 04/15/2013	1,500	1,542
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	1,500	1,575
Station Casinos, Inc., Subordinated Note 6.63%, due 03/15/2018	500	451
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	800	776
Industrial Machinery & Equipment (1.1%)
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,561
Instruments & Related Products (0.2%)
Fisher Scientific International, Inc. 6.13%, due 07/01/2015	350	347
Insurance (2.1%)
Oil Insurance, Ltd. - 144A 7.56%, due 06/30/2011(a)(b)	1,500	1,533
Reinsurance Group of America 6.75%, due 12/15/2065(b)	1,400	1,362
Legal Services (0.2%)
FTI Consulting, Inc., Senior Note - 144A 7.75%, due 10/01/2016	300	303

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metal Mining (1.5%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	$2,000	$2,024
Mortgage Bankers & Brokers (4.5%)
Galaxy Entertainment Finance Co., Ltd., Senior Note - 144A 9.88%, due 12/15/2012	500	523
Glencore Funding LLC - 144A 6.00%, due 04/15/2014	1,500	1,442
ILFC E-Capital Trust II - 144A 6.25%, due 12/21/2065(b)	2,000	1,999
Innophos Investments Holdings, Inc. 13.41%, due 02/15/2015*	426	442
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016(a)(b)	750	756
Stripes Acquisition LLC/Susser Finance Corp. - 144A 10.63%, due 12/15/2013	1,000	1,065
Motion Pictures (2.9%)
Time Warner, Inc. 9.13%, due 01/15/2013	3,500	4,078
Oil & Gas Extraction (2.6%)
Chesapeake Energy Corp. 6.88%, due 01/15/2016	1,500	1,466
Gazprom International SA - 144A 7.20%, due 02/01/2020	600	630
Occidental Petroleum Corp. 10.13%, due 09/15/2009	500	566
PetroHawk Energy Corp. - 144A 9.13%, due 07/15/2013	1,000	1,005

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Paper & Paper Products (1.6%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	$2,000	$2,207
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc. 9.88%, due 10/15/2014†	650	639
Personal Credit Institutions (1.2%)
Ford Motor Credit Co. 9.96%, due 04/15/2012*	1,100	1,151
General Motors Acceptance Corp. 5.13%, due 05/09/2008	600	588
Petroleum Refining (0.5%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066(b)	700	737
Primary Metal Industries (0.6%)
PNA Group, Inc., Senior Note - 144A 10.75%, due 09/01/2016	375	385
Texas Industries, Inc. 7.25%, due 07/15/2013	500	500
Printing & Publishing (0.4%)
RH Donnelley Corp., Senior Note 8.88%, due 01/15/2016	500	501
Radio & Television Broadcasting (4.7%)
Chancellor Media Corp. 8.00%, due 11/01/2008	1,415	1,480
Univision Communications, Inc. 7.85%, due 07/15/2011	1,950	1,939
Viacom, Inc., Senior Note - 144A 6.25%, due 04/30/2016	3,100	3,073
Real Estate (1.1%)
Colonial Realty, LP 7.00%, due 07/14/2007	1,500	1,516

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Restaurants (0.7%)
Carrols Corp. 9.00%, due 01/15/2013	$500	$510
Sbarro, Inc., Senior Note 11.00%, due 09/15/2009†	500	509
Security & Commodity Brokers (3.5%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,553
Goldman Sachs Group, Inc., Subordinated Note 6.45%, due 05/01/2036	1,175	1,199
Residential Capital Corp. 6.38%, due 06/30/2010	1,375	1,391
Western Union Co. (The) - 144A 5.93%, due 10/01/2016	685	691
Stone, Clay & Glass Products (1.0%)
Lafarge SA 7.13%, due 07/15/2036	1,300	1,393
Telecommunications (2.5%)
Sprint Capital Corp. 8.75%, due 03/15/2032	1,800	2,195
Verizon Global Funding Corp. 7.75%, due 12/01/2030	1,100	1,261
Transportation & Public Utilities (0.2%)
TDS Investor Corp., Senior Note - 144A 9.88%, due 09/01/2014	290	280
Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	2,000	2,179

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Wholesale Trade Nondurable Goods (0.8%)
Domino's, Inc. 8.25%, due 07/01/2011	$1,094	$1,149
Total Corporate Debt Securities (cost: $129,237)		131,194
	Shares	Value
PREFERRED STOCKS (1.3%)
Holding & Other Investment Offices (0.6%)
Tanger Factory Outlet Centers REIT	33,334	$843
Telecommunications (0.7%)
Centaur Funding Corp. - 144A	852	987
Total Preferred Stocks (cost: $1,671)		1,830
	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (5.1%)
Repurchase Agreement (5.1%)††
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $7,142 on 10/02/2006	$7,139	$7,139
Total Security Lending Collateral (cost: $7,139)		7,139
Total Investment Securities (cost: $141,346)#		$143,528

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At September 30, 2006, all or a portion of this security is on loan (see Note 1). The value at September 30, 2006, of all securities on loan is $6,975.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.

*  Floating or variable rate note. Rate is listed as of September 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $7,346, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 2.63%-9.63% and 04/01/2007-12/01/2096, respectively.

#  Aggregate cost for federal income tax purposes is $142,191. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,607 and $1,270, respectively. Net unrealized appreciation for tax purposes is $1,337.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $29,745 or 21.3% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

GRAPHICAL PRESENTATION OF PORTFOLIO HOLDINGS
(unaudited)

Bond Credit Quality (Moody Ratings)

Credit Rating Description

  Aaa  Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

  Aa1  High grade obligations. Superior capacity to pay interest and repay principal.

  Aa3  High grade obligations. Strong capacity to pay interest and repay principal.

  A1  Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

  A3  Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

  B1  Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B2  More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

  B3  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Ba1  Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba2  Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Ba3  More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

  Baa1  Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa2  Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Baa3  Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

  Caa1  Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at April 1, 2006 and held for the entire period until September 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Transamerica Income Shares, Inc.	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Actual	$1,000.00	$1,002.50	0.76%	$3.82
Hypothetical(b)	1,000.00	1,021.26	0.76%	3.85

(a) Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (183 days), and divided by the number of days in the year (365 days).

(b) 5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2006

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $141,346) (including securities loaned of $6,975)	$143,528
Cash	1,736
Receivables:
Investment securities sold	359
Interest	2,282
147,905
Liabilities:
Investment securities purchased	373
Accounts payable and accrued liabilities:
Management and advisory fees	57
Transfer agent fees	10
Administration fees	2
Dividends to shareholders	758
Payable for collateral for securities on loan	7,139
Other	56
8,395
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$139,510
Net Asset Value Par Share	$22.08
Net Assets Consist Of:
Paid-in capital	$141,182
Undistributed (accumulated) net investment income (loss)	(2,250)
Undistributed (accumulated) net realized gain (loss) from investment securities	(1,604)
Net unrealized appreciation (depreciation) on investment securities	2,182
Net Assets	$139,510

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENT OF OPERATIONS

For the period ended September 30, 2006

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,520
Dividends	77
Income from loaned securities — net	14
$4,611
Expenses:
Management and advisory fees	346
Transfer agent fees	32
Printing and shareholder reports	24
Custody fees	10
Administration fees	14
Legal fees	26
Audit fees	20
Director fees	32
Other	20
Total Expenses	524
Net Investment Income (Loss)	4,087
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(972)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,670
Net Realized and Unrealized Gain (Loss) on Investment Securities	698
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,785

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	September 30, 2006 (unaudited)	March 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,087	$7,159
Net realized gain (loss) from investment securities	(972)	384
Change in unrealized appreciation (depreciation) on investment securities	1,670	(4,791)
	4,785	2,752
Distributions To Shareholders:
From net investment income	(4,550)	(8,839)
Return of capital	—	(1,018)
	(4,550)	(9,857)
Net increase (decrease) in net assets	235	(7,105)
Net Assets:
Beginning of period	139,275	146,380
End of period	$139,510	$139,275
Undistributed (accumulated) net investment income (loss)	$(2,250)	$(1,787)

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For period ended September 30,		Year Ended March 31,
	2006		2006	2005		2004	2003	2002
	(unaudited)
Net Asset Value
Beginning of period	$22.04		$23.17	$24.34		$22.97	$23.18	$24.18
Investment Operations
Net investment income	0.65		1.13	1.24	(b)	1.42	1.62	1.73
Net realized and unrealized gain (loss) on investment securities	0.11		(0.70)	(0.85	)(b)	1.61	0.06	(0.39)
Total from investment operations	0.76		0.43	0.39		3.03	1.68	1.34
Distributions to Shareholders
From net investment income	(0.72)		(1.40)	(1.56)		(1.66)	(1.80)	(1.80)
From net realized gains on investments	—		—	—		—	(0.09)	(0.54)
Return of capital	—		(0.16)	—		—	—	—
Total distributions	(0.72)		(1.56)	(1.56)		(1.66)	(1.89)	(2.34)
Net Asset Value
End of period	$22.08		$22.04	$23.17		$24.34	$22.97	$23.18
Market Value per Share
End of period	$20.54		$21.23	$21.74		$24.62	$24.12	$25.70
Total Return(a)	0.25	%(d)	4.87%	(5.43)%		9.40%	1.27%	12.86%
Ratio and Supplemental Data:
Expenses to average net assets	0.76	%(c)	0.84%	0.72%		0.69%	0.73%	0.65%
Net investment income	5.91	%(c)	4.95%	5.24	%(b)	5.97%	7.25%	7.19%
Portfolio turnover rate	36	%(d)	95%	59%		90%	76%	54%
Net assets end of the period (in thousands)	$139,510		$139,275	$146,380		$153,816	$145,149	$146,487

The number of shares outstanding at the end of each period was 6,318,771.

(a)  Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

(b)  Financial Highlights for the year ended March 31, 2005 have been restated.

(c)  Annualized.

(d)  Not annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations: Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006

(all amounts in thousands)

(unaudited)

exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Directors.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at September 30, 2006 was paying an interest rate of 3.63%.

Repurchase Agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities Lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006

(all amounts in thousands)

(unaudited)

collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $6, earned by IBT for its services.

Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions:  Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 27 for opportunity to reinvest distributions in shares of the Fund's common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator. Mellon Investor Services ("Mellon") is the Fund's transfer agent. TFAI and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TFAI and TFS.

Transamerica Investment Management, LLC ("TIM") is both an affiliate of the Fund and a sub-adviser to the Fund.

As of September 30, 2006, an investor owned 7.6% of the outstanding shares of the Fund.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006

(all amounts in thousands)

(unaudited)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.50% of ANA

TFAI currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

There were no fees waived during the six months ended September 30, 2006.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended September 30, 2006, were as follows:

Purchases of securities:
Long-Term	$43,742
U.S. Government	7,156
Proceeds from maturities and sales of securities:
Long-Term	42,381
U.S. Government	5,019

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006

(all amounts in thousands)

(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization, return of capital, distribution reclasses, dividends payable and post-October loss deferrals.

The following capital loss carryforward is available to offset future realized gains through the periods listed:

Capital Loss Carryforward	Available through
$49	March 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2006

(all amounts in thousands)

(unaudited)

currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48) "Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services
Shareholder Investment Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
(800) 454-9575

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund's proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser

Transamerica Fund Advisors, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC
11111 Santa Monica Boulevard; Suite 820
Los Angeles, CA 90025

Transfer Agent

Mellon Investor Services LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
1-800-454-9575

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

Listed

New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end management investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The Registrant’s Nominating Committee’s provisions with respect to nominations of Directors to its Board are as follows:

A candidate for nomination as Director submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:

1.              Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.              The nominee must satisfy all qualifications provided herein and in the Fund’s organizational documents, including qualification as a possible Independent Director if the nominee is to serve in that capacity.

•                  The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.(1)

•                  Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•                  Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•                  The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•                  The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the Investment Company Act of 1940).

•                  A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.

3.               In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

•                  Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election.  Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination.  In addition, such securities must continue to be held through the date of the meeting.  The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•                  The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares.  In addition the certification shall provide that the shares have been held continuously for at least two years.

4.               Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Funds’ Secretary, who will provide all submissions to the Committee.  This submission to the Funds must include:

•                  the shareholder’s contact information;

(1)             Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

•                  the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•                  all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934; and

•                  a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Fund’s Board.

5.               The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

Item 11: Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not applicable.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)         A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 27, 2006

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date: November 27, 2006

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer
Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer